Annual Fund Operating Expenses	Nov. 21, 2025
Calamos Convertible Equity Alternative ETF | Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Calamos CEF Income & Arbitrage ETF | Calamos CEF Income & Arbitrage ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	2.45%	[1]
Expenses (as a percentage of Assets)	3.19%	[2]
Calamos Nasdaq Equity & Income ETF | Calamos Nasdaq Equity & Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.20%	[3]
Expenses (as a percentage of Assets)	0.94%	[4]
Calamos Autocallable Income ETF | Calamos Autocallable Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.74%

[1]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in various closed-end funds, exchange-traded funds ("ETFs"), and business development companies ("BDCs").
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	"Acquired Fund Fees and Expenses" include certain expenses incurred in connection with the Fund's investment in exchange-traded funds ("ETFs").
[4]	Expenses in this fee table may not correlate to the expense ratios in the Fund's financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.